Note 38 - Capital Management - Schedule of Gearing Ratios (Details) - USD ($) Pure in Thousands	Dec. 31, 2025	Dec. 31, 2024
Statement Line Items [Line Items]
Total borrowings	$ 13,795,742	$ 21,418,017
Less: Cash and cash equivalents	(99,532,115)	(21,699,202)
Net cash	(85,736,373)	(281,185)
Total equity	196,079,839	73,103,853
Total capital	$ 196,079,839	$ 73,103,853
Gearing ratio	0.00%	0.00%